Fees Summary	Mar. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,060,000
Previously Paid Amount	0.00
Total Fee Amount	315.39
Total Offset Amount	0.00
Net Fee	315.39
Narrative - Max Aggregate Offering Price	$ 2,060,000
Final Prospectus	true